UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28- 5261
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

        /s/ Gregory D'Amico           Knoxville, Tennessee         8/07/00
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         105
                                             -------------------------

Form 13F Information Table Value Total:      $  439,088
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER         TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       --------------           CLASS      CUSIP      (x$1,000)   PRN  AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ADELPHIA BUSINESS
 SOLUTIONS                      COM       006847107        668     30000    SH             SOLE                 30000
ANALOG DEVICES                  COM       032654105       7790    101175    SH             SOLE                101175
AES CORP                        COM       00130H105      11065    126825    SH             SOLE                126825
AKAMAI TECHNOLOGIES             COM       00971T101       3608     54050    SH             SOLE                 54050
AMERICA ONLINE                  COM       02364J104       4474     84410    SH             SOLE                 84410
ARIBA INC                       COM       04033V104       2093     40160    SH             SOLE                 40160
ASK JEEVES                      COM       045174109        400     20000    SH             SOLE                 20000
ALTEON WEBSYSTEMS               COM       02145A109        254      5000    SH             SOLE                  5000
BALLARD POWER SYSTEMS           COM       05858H104       1481     20000    SH             SOLE                 20000
BROCADE COMM.                   COM       111621108       1179     10000    SH             SOLE                 10000
BROADCOM                        COM       111320107      11317     86675    SH             SOLE                 86675
BROADVISION                     COM       111412102       5714    159550    SH             SOLE                159550
CLARENT CORP.                   COM       180461105       1870     44125    SH             SOLE                 44125
COMCAST CORP.                   COM       200300200       1296     34225    SH             SOLE                 34225
COMMERCE ONE                    COM       200693109       2188     61150    SH             SOLE                 61150
CLECO CORP.                     COM      125621M107       3114     90925    SH             SOLE                 90925
CONEXANT                        COM       207142100        753     20000    SH             SOLE                 20000
COVAD COMMUNICATIONS            COM       222814204       1109     46950    SH             SOLE                 46950
COX COMMUNICATIONS              COM       224044107        887     20100    SH             SOLE                 20100
CALPINE                         COM       131347106      22721    214350    SH             SOLE                214350
CREE RESEARCH                   COM       225447101       2730     22475    SH             SOLE                 22475
CISCO SYSTEMS                   COM       17275R102      11350    199336    SH             SOLE                199336
CALIFORNIA WATER SERVICE        COM       130788102       1403     60200    SH             SOLE                 60200
DOMINION RESOURCES              COM       257470104      11123    243125    SH             SOLE                243125
DOUBLECLICK                     COM       258609304       4491    106300    SH             SOLE                106300
DPL INC.                        COM       233293109       5317    226850    SH             SOLE                226850
DUKE POWER                      COM       264399106      15296    262600    SH             SOLE                262600
DYNEGY INC                      COM       26816Q101       3856     50000    SH             SOLE                 50000
EBAY INC.                       COM       278642103       1570     25100    SH             SOLE                 25100
e.DIGITAL                       COM       26841Y103        116     21800    SH             SOLE                 21800
EFFICIENT NETWORKS              COM       282056100        534     11000    SH             SOLE                 11000
E*TRADE GROUP                   COM       269246104        467     30000    SH             SOLE                 30000
EMC CORP.                       COM       268648102      10644     91755    SH             SOLE                 91755
ENRON CORP                      COM       293561106      10859    149015    SH             SOLE                149015
EXODUS COMMUNICATIONS           COM       302088109        106      1500    SH             SOLE                  1500
FIRST ENERGY CORP               COM       337932107       3281    130595    SH             SOLE                130595
FLORIDA PROGRESS CORP           COM       341109106       5970    120300    SH             SOLE                120300
GLOBAL CROSSING                 COM       G3921A100       3254    129835    SH             SOLE                129835
GEMSTAR                         COM       36866W106        849     20000    SH             SOLE                 20000
GOTO.COM                        COM       38348T107        663     45300    SH             SOLE                 45300
HEALTHEON WebMD                 COM       422209106        844     57700    SH             SOLE                 57700
HISPANIC BROADCASTING CORP.     COM       43357B104       1894     25000    SH             SOLE                 25000
INTERNET CAPITAL GROUP          COM       46059C106        596     22125    SH             SOLE                 22125
INKTOMI                         COM       457277101       1127     10100    SH             SOLE                 10100
INFOSPACE.COM                   COM       45678T102        529     12200    SH             SOLE                 12200
INTEL CORP                      COM       458140100         50       400    SH             SOLE                   400
INTERACTIVE PICTURES            COM       05942K105        400     40000    SH             SOLE                 40000
INTERTRUST TECHNOLOGIES         COM       46113Q109        657     37000    SH             SOLE                 37000
i2                              COM       465754109         85       800    SH             SOLE                   800
INTERWOVEN                      COM       46114T102       2998     49150    SH             SOLE                 49150
JDS UNIPHASE                    COM       46612J101      20223    229805    SH             SOLE                229805
JUNIPER NETWORKS                COM       48203R104       2628     15000    SH             SOLE                 15000
JUPITER COMMUNICATIONS INC      COM       482050101          2       100    SH             SOLE                   100
KANA COMMUNICATIONS             COM       483600102       4126     92073    SH             SOLE                 92073
LIQUID AUDIO                    COM       53631T102         69     10300    SH             SOLE                 10300
LUCENT TECHNOLOGIES             COM       549463107         93      1628    SH             SOLE                  1628
LEVEL 3 COMMUNICATIONS          COM       52729N100       3211     42075    SH             SOLE                 42075
METROMEDIA FIBER NETWORK        COM       591689104       2108     68150    SH             SOLE                 68150
MICROSOFT INC                   COM       594918104       2720     43480    SH             SOLE                 43480
MICROMUSE INC                   COM       595094103       7674     77075    SH             SOLE                 77075
NORTH FORK BANCORP              COM       659424105       1332     80400    SH             SOLE                 80400
NISOURCE                        COM       629140104       4835    267675    SH             SOLE                267675
NATIONAL SEMICONDUCTOR          COM       637640103       3330     62325    SH             SOLE                 62325
NETWORK SOLUTIONS               COM       64121Q102       3459     23400    SH             SOLE                 23400
NSTAR                           COM       67019E107       5184    120375    SH             SOLE                120375
NETWORK APPLIANCE               COM       64120L104       4387     67950    SH             SOLE                 67950
NET2PHONE                       COM       64108N106        590     20000    SH             SOLE                 20000
NEXTEL                          COM       65332V103       7151     77200    SH             SOLE                 77200
ORACLE                          COM       68389X105       1438     20000    SH             SOLE                 20000
SPRINT PCS GROUP                COM       852061506       8835    160275    SH             SOLE                160275
PECO                            COM       693304107      11437    260300    SH             SOLE                260300
PHONE.COM                       COM       71920Q100       9984    142750    SH             SOLE                142750
PRIMUS KNOWLEDGE SYST           COM       74163Q100        780     30900    SH             SOLE                 30900
PLUG POWER                      COM       72919P103        920     20000    SH             SOLE                 20000
PURCHASEPRO.COM INC             COM       746144104       1066     50150    SH             SOLE                 50150
PORTAL SOFTWARE                 COM       736126103       2033     50500    SH             SOLE                 50500
QWEST COMMUNICATIONS            COM       749121109       3635     85900    SH             SOLE                 85900
QUALCOMM                        COM       747525103       1953     29425    SH             SOLE                 29425
QLOGIC                          COM       747277101       1803     36700    SH             SOLE                 36700
RELIANT ENERGY                  COM       442161105       7154    251000    SH             SOLE                251000
RF MICRODEVICES                 COM       749941100      13351    127150    SH             SOLE                127150
REALNETWORKS                    COM       75605L104       7381    203250    SH             SOLE                203250
SYCAMORE NETWORKS               COM       871206108       3437     41100    SH             SOLE                 41100
SKILLSOFT                       COM       83066P101        422     46225    SH             SOLE                 46225
SANDISK CORP                    COM       80004C101      14606    251285    SH             SOLE                251285
SOUTHERN CO                     COM       842587107       6759    260600    SH             SOLE                260600
SILICON STORAGE TECH            COM       827057100       7002     94300    SH             SOLE                 94300
SUN MICROSYSTEMS INC            COM       866810104       5845     76400    SH             SOLE                 76400
724 SOLUTIONS                   COM       81788Q100         43      1200    SH             SOLE                  1200
SOFTWARE.COM                    COM       83402P104       8408     99800    SH             SOLE                 99800
TERAYON SYSTEMS                 COM       880775101       1665     30000    SH             SOLE                 30000
TIBCO SOFTWARE                  COM       88632Q103       1752     31500    SH             SOLE                 31500
TUMBLEWEED COMMUNICATIONS       COM       899690101       9088    262000    SH             SOLE                262000
TRIQUINT SEMICONDUCTOR INC      COM       89674K103       1925     20400    SH             SOLE                 20400
TRUSTCO BANK OF NY              COM       898349105        490     39992    SH             SOLE                 39992
VERTICALNET                     COM       92532L107       1513     47200    SH             SOLE                 47200
VIGNETTE CORP                   COM       926734104          3       125    SH             SOLE                   125
VITRIA TECHNOLOGY               COM       92849Q104       4762    136050    SH             SOLE                136050
VIA NET WORKS INC               COM       926734104          1       100    SH             SOLE                   100
VERISIGN INC.                   COM       92343E102      10569     78075    SH             SOLE                 78075
VERITAS SOFTWARE                COM       923436109       7631     65500    SH             SOLE                 65500
WORLDCOM                        COM       55268B106         23       600    SH             SOLE                   600
WEBMETHODS                      COM       94768C108       3795     45380    SH             SOLE                 45380
XILINX INC                      COM       983919101       6193     81350    SH             SOLE                 81350
YAHOO! INC.                     COM       984332106      11224     99271    SH             SOLE                 99271
REPORT SUMMARY                105 DATA RECORDS        $439,088                      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED